Earnings (Loss) Per Share - Additional Information (Detail) (USD $)	9 Months Ended	0 Months Ended			9 Months Ended
	Sep. 30, 2013	Jul. 24, 2013 Initial Public Offering [Member]	Jul. 11, 2013 Venture Partners XIII L.P. [Member] Initial Public Offering [Member]	Jul. 11, 2013 J.P Morgan [Member] Initial Public Offering [Member]	Sep. 30, 2013 Series B-1 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-2 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-3 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-4 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-5 Redeemable Convertible Preferred Stock [Member]
Earnings Per Share [Line Items]
Preferred stock cumulative dividends					$ 0.31	$ 0.37	$ 1.31	$ 1.31	$ 0.29	$ 0.66
Payment of dividends on preferred stock	$ 58,682,000	$ 52,500,000	$ 2,046,001	$ 4,092,002